Offerings - Offering: 1	Aug. 25, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	common stock, par value $5.00 per share
Amount Registered | shares	9,791,482
Maximum Aggregate Offering Price	$ 599,267,053.19
Fee Rate	0.01531%
Amount of Registration Fee	$ 91,747.79
Offering Note	a. The number of shares of common stock, par value $5.00 per share, of Commerce Bancshares, Inc. ("Commerce" and, such shares, the "Commerce common stock") being registered is based upon (i) an estimate of the maximum number of shares of common stock, $0.01 par value per share, of FineMark, Holdings, Inc. ("FineMark" and, such shares, the "FineMark common stock") outstanding as of August 22, 2025, or issuable or expected to be exchanged, including the conversion of outstanding 7.25% Series B Non-Cumulative Perpetual Convertible Preferred Stock (such shares, the "FineMark preferred stock"), in connection with the merger of FineMark with and into CBI-Kansas, Inc., a wholly owned subsidiary of Commerce ("CBI-Kansas"), with CBI-Kansas continuing as the surviving corporation (the "merger"), pursuant to the Agreement and Plan of Merger, dated as of June 16, 2025, by and among Commerce, CBI-Kansas, and FineMark (the "merger agreement"), which collectively equal to 14,190,553, multiplied by (ii) the exchange ratio of 0.690 of a share of Commerce common stock for each share of FineMark common stock, including the conversion of outstanding FineMark preferred stock b. Estimated solely for the purpose of calculating the registration fee required by Section 6(b) of the Securities Act of 1933, as amended, and calculated in accordance with Rules 457(c) and 457(f)(1) promulgated thereunder. The maximum aggregate offering price is (i) the average of the high and low prices of FineMark common stock as reported on the OTCQX on August 22, 2025 ($42.23 per share) multiplied by (ii) the estimated maximum number of shares of FineMark common stock to be converted in the merger (14,190,553).